Consolidated Statement of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net loss	$ (3,842,603)	$ (4,539,093)	$ (2,975,270)
Non-cash items:
Depreciation	8,388,208	6,195,416	5,343,091
Amortization of deferred drydock expenditure	1,420,814	441,491	0
Share based compensation	571,321	11,250	16,674
Amortization of deferred finance charges	772,787	254,547	290,391
Deferred tax -benefit) / expense	0	24,341	(16,099)
Changes in operating assets and liabilities:
Receivables, trade	120,980	1,126,119	(1,629,497)
Working capital advances	1,039,384	2,098,612	(1,331,321)
Prepayments	(248,092)	26,518	(214,710)
Advances and deposits	(1,470,614)	145,540	(419,243)
Other receivables	176,449	(104,521)	155,121
Inventories	(465,226)	(44,449)	(315,842)
Payables, trade	1,485,259	324,688	1,401,642
Charter revenue received in advance	955,555	411,705	(14,968)
Other payables	3,569	(70,993)	(86,532)
Amounts due to related parties	(600,000)	625,397	(25,397)
Accrued interest on loans	54,645	17,965	219,233
Deferred drydock expenditure	(242,263)	(2,959,280)	0
Net cash provided by operating activities	8,120,173	3,985,253	397,273
INVESTING ACTIVITIES
Payments for acquisition of vessels and equipment	(63,497,023)	(1,330,198)	(41,381,029)
Payments for vessels under construction	(81,072,100)	(13,560,194)	(15,418,751)
Payments for other non-current assets	(68,435)	(51,122)	(120,774)
Net cash used in investing activities	(144,637,558)	(14,941,514)	(56,920,554)
FINANCING ACTIVITIES
Short-term revolving credit facility	0	(30,265,000)	15,495,000
Proceeds from long-term debt	47,030,000	38,700,000	32,000,000
Repayments of long term debt	(25,270,000)	(37,200,000)	(4,400,000)
Proceeds from capital leases	31,500,000	0	0
Repayments of capital leases	(1,120,985)	0	0
Payments for deferred finance charges	(1,333,312)	(1,719,423)	(1,255,205)
Net proceeds from equity offering	128,429,204	0	0
Payment of dividend	(1,191,300)	0	0
Shareholder contributions	500	51,314,503	14,940,000
Net cash provided by financing activities	178,044,107	20,830,080	56,779,795
Net increase in cash and cash equivalents	41,526,722	9,873,819	256,514
Cash and cash equivalents at the beginning of the year	15,334,123	5,460,304	5,203,790
Cash and cash equivalents at the end of the year	56,860,845	15,334,123	5,460,304
Cash paid during the year for:
Interest payments, net of capitalised interest	3,619,005	3,235,270	2,570,847
Taxation	$ 33,963	$ 42,998	$ 12,063